Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Quantitative Information about Right-of-Use Assets

		Plant and
	Offices	equipment	Total
COST
As of January 1, 2022	$2,367	$62	$2,429
Additions	538	10	548
Derecognized upon end of lease term	(40)	(13)	(53)
As of December 31, 2022	2,865	59	2,924
Additions	—	12	12
Derecognized upon end of lease term	(291)	(46)	(337)
As of December 31, 2023	2,574	25	2,599
ACCUMULATED DEPRECIATION
As of January 1, 2022	(1,349)	(44)	(1,393)
Provided for the year	(579)	(14)	(593)
Derecognized upon end of lease term	40	13	53
As of December 31, 2022	(1,888)	(45)	(1,933)
Provided for the year	(568)	(19)	(587)
Derecognized upon end of lease term and foreign exchange effect	296	50	346
As of December 31, 2023	(2,160)	(14)	(2,174)
CARRYING VALUES
As of December 31, 2022	$977	$14	$991
As of December 31, 2023	$414	$11	$425

Summary of Right-of-Use-Assets Depreciated Over Lease Term

The right-of-use assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2021	2022	2023
Expense relating to short-term leases	$56	$96	$122
Total cash outflow for leases	$667	$782	$566